Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0002083722
Registrant Name	CarMax Select Receivables Trust 2025-B
Registration File Number	333-288943
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A